Financial risk management and fair values of financial instruments - Group's exposure at the end of the reporting period to currency risk (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
USD
Disclosure of detailed information about financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
(Decrease) in foreign exchange rates	(1.00%)	(1.00%)
Effect on profit after tax and retained profits, increase in foreign exchange rates	$ (67,269)	$ (27,206)
Effect on profit after tax and retained profits, decrease in foreign exchange rates	$ 67,269	$ 27,206
RMB
Disclosure of detailed information about financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
(Decrease) in foreign exchange rates	(1.00%)	(1.00%)
Effect on profit after tax and retained profits, increase in foreign exchange rates	$ 13,468	$ (37,444)
Effect on profit after tax and retained profits, decrease in foreign exchange rates	(13,468)	37,444
Currency risk | USD
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(8,027,547)	(3,393,974)
Currency risk | USD | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(373,889)	(169)
Currency risk | USD | Deposits And Prepayments
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(3,899,656)
Currency risk | USD | Amount due from a shareholder
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk		(192)
Currency risk | USD | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(1,231,648)	(3,503,003)
Currency risk | USD | Trade payables
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(2,112,494)	(109,390)
Currency risk | USD | Accrued expenses and other current liabilities.
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(11,420,246)
Currency risk | RMB
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(1,612,926)	(4,484,275)
Currency risk | RMB | Deposits And Prepayments
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(4,500,406)
Currency risk | RMB | Other receivables
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk		(290)
Currency risk | RMB | Amount due from a joint venture
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk		(180,825)
Currency risk | RMB | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(14)	(1,450)
Currency risk | RMB | Trade payables
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	(6,113,239)	$ (4,666,840)
Currency risk | RMB | Accrued expenses and other current liabilities.
Disclosure of detailed information about financial instruments [line items]
Net exposure to currency risk	$ (107)